Shareholders' Equity - Dividends Declared (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020
Equity [Abstract]
Dividends declared per share (USD per share)	$ 0	$ 0	$ 0	$ 0.50
Dividends declared	$ 0	$ 0	$ 0	$ 342